Goodwill	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Goodwill
Goodwill

2019	£’000
Cost
At 1 July 2018	41,062
Effect of foreign exchange translations	(4,302)
At 30 June 2019	36,760

2018
Cost
At 1 July 2017	16,198
Acquired through business combinations	24,212
Effect of foreign exchange translations	652
At 30 June 2018	41,062

Net book value
At 30 June 2019	36,760
At 30 June 2018	41,062

The Group has one Cash Generating Unit (“CGU”) and accordingly goodwill is reported under one CGU.
During 2018, the Group acquired 100% of Velocity Partners, LLC (“Velocity Partners”) voting rights and obtained control of Velocity Partners, which resulted in an increase in goodwill of £24,212,000. All goodwill is recorded in local currency. Additions are converted at the exchange rate on the date of the transaction and the goodwill at the end of the year is stated at closing exchange rates.
Following a review of the allocation of goodwill to foreign operations, the Directors have determined that goodwill of £24,212,000 which arose on the acquisition of Velocity Partners on 29 December 2017 should have been allocated differently. This element of goodwill was previously denominated in US Dollars and has now been allocated into functional currencies of the underlying foreign operations.
The re-denomination has given rise to a total reduction in the carrying value of Goodwill of £4,649,000 that has been recognised in the year-ended 30 June 2019. Had this allocation taken place at acquisition, a £3,155,000 decrease in the carrying value would have been recognised in the year-ended 30 June 2018. As this change has no impact on either the profit for the year or the statement of cash flows and as the net prior-period impact of £3,155,000 is not material in the context of the overall value of goodwill or net assets, it is, in the judgement of the Directors, appropriate to affect the change in allocation in the current period.
This change in the carrying value of £4,649,000 is a part of the £4,302,000 reflected in the line “effect of foreign exchange translations” in the table above. An equal and opposite entry is a part of the £5,987,000 recognised as “exchange differences on translating foreign operations” in other comprehensive income, and subsequently the foreign exchange translation reserve in equity.
This adjustment has had no impact on the conclusion of the Group’s annual impairment review.
During 2017, the Group acquired 100% of Integrated Systems Development Corporation (“ISDC”) voting rights and obtained control of ISDC, which resulted in an increase in goodwill of £4,200,000. All goodwill is recorded in local currency. Additions are converted at the exchange rate on the date of the transaction and the goodwill at the end of the year is stated at closing exchange rates.
Goodwill Impairment Testing
Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
For the year ended 30 June 2019, the Board reviewed the value of goodwill based on internal value in use calculations. The key assumptions for these calculations are discount rates, growth rates and expected changes to gross margins during the period. The growth rates for the analysed period are based on management’s expectations of the medium-term performance of the acquired businesses, planned growth market shares, industry forecasts and growth in the market. These calculations used five-year cash flow projections based on financial budgets approved by management and assumed a 1.5% terminal growth rate thereafter.
The key assumptions used in the assessments for the years ended 30 June 2019 and 2018 are as follows:

	2019	2018	2017
Growth rate	20%	20%	25%
Discount rate	14.5%	15.7%	19.5%
Terminal growth rate	1.5%	1.5%	1.5%

Management’s impairment assessment for 2019, 2018 and 2017 indicates value in use substantially in excess of the carrying value of goodwill. Management therefore believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.
As at 30 June 2019, 2018 and 2017, there were no indicators of impairment that suggested that the carrying amount of the Group’s goodwill is not recoverable.